SUPPLEMENT DATED JUNE 30, 2026

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED ON EXHIBIT A HERETO

(EACH A “FUND AND COLLECTIVELY THE “FUNDS”)

You should read this Supplement in conjunction with each Fund's Statement of Additional Information (“SAI”) as applicable and retain it for future reference.

All references to the Fund relying on the industry classification of the Global Industry Classification Standard (GICS), published by S&P, are replaced with the following:

With respect to the industry classifications, the Fund will define industries according to any one or more widely recognized third-party providers and/or as defined by the investment adviser. The Fund's reliance on the classification system is not a fundamental policy of the Fund and, therefore, can be changed without shareholder approval.

1

LR1536

EXHIBIT A
The Prudential Investment Portfolios, Inc.	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Focused Value Fund	PGIM Jennison Mid-Cap Growth Fund
PGIM Jennison Growth Fund	Prudential Jennison Natural Resources Fund Inc.
Prudential Investment Portfolios 2	PGIM Jennison Natural Resources Fund
PGIM Jennison Small-Cap Core Equity Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 3	PGIM Jennison Small Company Fund
PGIM Jennison Focused Growth Fund	Prudential Sector Funds, Inc.
Prudential Investment Portfolios 5	PGIM Jennison Health Sciences Fund
PGIM Jennison Diversified Growth Fund	Prudential World Fund, Inc.
PGIM Jennison Rising Dividend Fund	PGIM Jennison Emerging Markets Equity Opportunities Fund
Prudential Investment Portfolios 7	PGIM Jennison Global Opportunities Fund
PGIM Jennison Value Fund	PGIM Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 10
PGIM Jennison Global Equity Income Fund
Prudential Investment Portfolios 16
PGIM Income Builder Fund
Prudential Jennison Blend Fund, Inc.
PGIM Jennison Blend Fund

2

LR1536